Share-based payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based options for Class A shares and Class B shares issued

		No. of options	Vesting	Vesting
Class of shares	Grant Date	outstanding	period	conditions
Employee stock option plan	November 2021, depending on the employee	2,330,000*	2021 – 2026	Service condition
Modified Class B complex vesting options	01.01.2019	4,120,300*	2022 – 2026	Service condition, performance non- market condition
Modified complex conditional upon listing	18.11.2020	20,000*	2021	Service condition, performance non- market condition
Total share options granted as at March 31, 2022		6,470,300	—	—

*Options granted refer to Nexters Inc. shares

				Vesting
Class of shares	Grant Date	No. of options granted	Vesting period	conditions
Employee stock option plan	November 2021, depending on the employee	2,330,000***	2021 – 2026	Service condition
Class B complex vesting	01.01.2019	1,300*	2027	Service condition, performance non-market condition
Modification of Class B complex vesting options	01.01.2019	4,414,608***	2022-2026	Service condition, performance non-market condition
Complex conditional upon listing	18.11.2020	—**	2021	Service condition, performance non-market condition
Modification of complex conditional upon listing	18.11.2020	20,000***	2021	Service condition, performance non-market condition
Total share options granted as at December 31, 2021		6,764,608	—	—
*	Options granted refer to Nexters Global Ltd shares
**	Options are exercised as at the date of these consolidated financial statements, 20,000 are outstanding
***	Options granted refer to Nexters Inc. shares

Schedule of share-based payments expense

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Class B complex vesting	248	—
Complex conditional upon listing	—	390
Employee stock option plan	817	—
Total recorded expenses	1,065	390
therein recognized:
within Game operation cost	32	—
within Selling and marketing expenses	64	—
within General and administrative expenses	969	390

			2020, as		2019, as
			previously		previously
	2021	2020, restated*	reported	2019, restated*	reported
Class A	—	—	—	20	20
Class B	—	—	—	3,704	3,704
Class B complex vesting	216	2,146	169	2,738	919
Complex conditional upon listing	930	130	130	—	—
Employee stock option plan	2,615	—	—	—	—
Total recorded expenses	3,761	2,276	299	6,462	4,643
therein recognized:
within Game operation cost	234	1,073	85	5,073	4,163
within Selling and marketing expenses	467	—	—	—	—
within General and administrative expenses	3,060	1,203	214	1,389	480

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

	Employee	Class B complex	Class B complex	Complex
	stock	vesting — related to	vesting — related to	conditional upon
	options	Nexters Global Ltd	Nexters Inc	listing — related to
	plan	shares	shares	Nexters Inc shares
Outstanding at the beginning of the period (units)	—	500	—	100,000
Granted during the period (units)	2,330,000	—	—	0
Modification of options (units)	—	(500)	4,414,608	—
Exercised during the period (units)	—	—	—	(80,000)
Outstanding at the end of the period (units)	2,330,000	—	4,414,608	20,000

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Expenses in relation to the stated conditions	817	—
Total recorded expenses	817	—

	2021	2020	2019
Expenses in relation to yet unfulfilled condition	2,615	—	—
Total recorded expenses	2,615	—	—

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

November 16-30, 2021
Evaluation date (grant date)
Vesting period	60 – 90 months, depending on the employee
Market price, US$	From 7.86 to 8.71
Strike price, US$0	or 10 depending on the grant
Expected volatility	36.15 – 37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18 – 1.27%
Average FV of one option, US$	3.57

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Market price, US$	From 7.86 to 8.71
Strike price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average FV of one option, US$	3.57

Modification of complex options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Expenses in relation to options with only the service condition	100	—
Expenses in relation to the options with yet unfulfilled performance non-market condition	148	—
Total recorded expenses	248	—

	2021	2020	2019
Expenses in relation to the options with only the service condition	99	—	—
Expenses in relation to the options with a fulfilled non-market performance condition	—	2,146	2,466
Expenses in relation to the options with yet unfulfilled performance non-market condition	117	—	272
Total recorded expenses	216	2,146	2,738

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

January 1, 2019
Evaluation date (grant date)
Equity value, US$mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12

* — applied to the result of fair value estimation.

** — total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in Nexters Inc.

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options	7,856.12
*	— applied to the result of fair value estimation

Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Expenses in relation to yet unfulfilled condition	—	390
Total recorded expenses	—	390

	2021	2020	2019
Expenses in relation to yet unfulfilled condition	—	130	—
Expenses in relation to fulfilled condition	930	—	—
Total recorded expenses	930	130	—

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

	November 18,	November 18,
	2020	2020
Evaluation date (grant date)
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11